Debt including Capital Lease Obligations - Debt Maturities Table (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt maturities are as follows:
2014	$ 2,271,000
2015	2,471,000
2016	202,330,000
2017	2,382,000
2018	1,290,000
Later years	459,656,000
Cash payments for interest	47,000,000	36,000,000	51,000,000
Long-term Debt
Debt maturities are as follows:
2014	1,500,000
2015	1,500,000
2016	201,500,000
2017	1,500,000
2018	375,000
Later years	425,000,000
Capital Lease Obligations
Debt maturities are as follows:
2014	771,000
2015	971,000
2016	830,000
2017	882,000
2018	915,000
Later years	$ 34,656,000